11. SHAREHOLDERS' EQUITY: Schedule of share options outstanding and exercisable (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share Options, Outstanding	2,420,000
Share Options, Exercisable	1,188,750
Share Option 1
Share Options, Exercise Price | $ / shares	$ 0.22
Share Options, Expiry Date	Jan. 27, 2022
Share Options, Outstanding	300,000
Share Options, Exercisable	300,000
Share Option 2
Share Options, Exercise Price | $ / shares	$ 0.15
Share Options, Expiry Date	Jul. 20, 2022
Share Options, Outstanding	150,000
Share Options, Exercisable	150,000
Share Option 3
Share Options, Exercise Price | $ / shares	$ 0.15
Share Options, Expiry Date	Aug. 03, 2019
Share Options, Outstanding	125,000
Share Options, Exercisable	41,250
Share Option 4
Share Options, Exercise Price | $ / shares	$ 0.15
Share Options, Expiry Date	Aug. 15, 2022
Share Options, Outstanding	150,000
Share Options, Exercisable	150,000
Share Option 5
Share Options, Exercise Price | $ / shares	$ 0.15
Share Options, Expiry Date	Aug. 24, 2019
Share Options, Outstanding	150,000
Share Options, Exercisable	48,750
Share Option 6
Share Options, Exercise Price | $ / shares	$ 0.28
Share Options, Expiry Date	Nov. 20, 2022
Share Options, Outstanding	150,000
Share Options, Exercisable	150,000
Share Option 7
Share Options, Exercise Price | $ / shares	$ 0.28
Share Options, Expiry Date	Dec. 08, 2022
Share Options, Outstanding	1,395,000
Share Options, Exercisable	348,750